Total Capital and Net Income Per Common Unit - Additional Information (Detail)		1 Months Ended
	Jun. 29, 2016	Jun. 30, 2016
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public		72.20%
General partner's interest		2.00%
Series D Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Preferred units dividend rate	10.50%
Series D Preferred Stock [Member] | Teekay Corporation [Member]
Limited Partners' Capital Account [Line Items]
Percentage of units owned		26.00%